OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Operating Leases
SCHEDULE OF LEASE EXPENSES

The components of lease expense were as follows for each of the periods presented:

	December 31, 2025	December 31, 2024	December 31, 2023
Operating lease expense	$638,036	796,499	$472,777
Short-term lease expense	76,077	90,142	939,500
Total operating lease costs	714,113	886,641	1,412,277
Other information
Operating cash flows used in operating leases	638,036	733,547	373,680
Weighted average remaining lease term (in years)	1.56	1.83	2.00
Weighted average discount rate	7.15%	10%	10%

SCHEDULE OF OPERATING FUTURE LEASE PAYMENTS

Future lease payments included in the measurement of operating lease liabilities as of December 31, 2025 is as follows:

December 31, 2025
2026	$576,509
2027	306,623
Total operating lease liabilities	883,132
Less: discount on operating lease liabilities	(49,147)
Present value of operating lease liabilities	833,985
Less: Current portion of operating lease liabilities	(554,905)
Non-current portion of operating lease liabilities	279,080